Shareholders' Equity - Fair Value of Stock Options Granted (Detail) - $ / shares	12 Months Ended
	Jul. 01, 2016	Jul. 03, 2015	Jun. 27, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Suboptimal exercise factor	2.71	2.52	2.07
Risk-free interest rates, minimum	0.25%	0.11%	0.10%
Risk-free interest rates, maximum	2.09%	2.16%	2.44%
Expected stock price volatility, minimum	28.00%	23.00%	27.00%
Expected stock price volatility, maximum	49.00%	47.00%	50.00%
Weighted average expected volatility	0.35%	0.36%	0.43%
Post-vesting termination rate	0.47%	1.25%	3.10%
Dividend yield	2.61%	1.69%	1.58%
Fair value	$ 22.54	$ 32.19	$ 24.14
Fair Value Assumptions, Expected Term	4 years 8 months	5 years 10 months	5 years